Average Annual Total Returns - Polaris Global Value Fund		12 Months Ended	60 Months Ended	120 Months Ended	437 Months Ended
	May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.17%	7.76%
Performance Inception Date	Jul. 31, 1989
Polaris Global Value Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		26.97%	9.27%	9.15%	9.34%
Performance Inception Date	Jul. 31, 1989
Polaris Global Value Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.63%	8.41%	8.52%	8.94%
Performance Inception Date	Jul. 31, 1989
Polaris Global Value Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.20%	7.32%	7.49%	8.41%
Performance Inception Date	Jul. 31, 1989

[1]	The performance information of the Fund prior to June 1, 1998 is based on that of the predecessor limited partnership and includes the expenses of the limited partnership, which were lower than the Fund’s current net expenses. If the limited partnership’s performance had been adjusted to reflect the first year expenses of the Fund, the limited partnership’s performance for all periods would have been lower.